SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEGMENT INFORMATION
Operating revenue	$ 9,474	$ 8,885	$ 9,606
Adjusted EBITDA	3,587	3,232	2,875
Capital expenditures	1,791	1,741	2,034
Reportable segments
SEGMENT INFORMATION
Operating revenue	9,474	8,885	9,606
Russia
SEGMENT INFORMATION
Operating revenue	4,729	4,097	4,583
Adjusted EBITDA	1,788	1,574	1,825
Capital expenditures	686	663	910
Russia | Reportable segments
SEGMENT INFORMATION
Operating revenue	4,698	4,059	4,528
Russia | Inter-segment
SEGMENT INFORMATION
Operating revenue	31	38	55
Pakistan
SEGMENT INFORMATION
Operating revenue	1,525	1,295	1,014
Adjusted EBITDA	703	507	409
Capital expenditures	535	215	238
Pakistan | Reportable segments
SEGMENT INFORMATION
Operating revenue	1,525	1,293	1,014
Pakistan | Inter-segment
SEGMENT INFORMATION
Operating revenue		2
Algeria
SEGMENT INFORMATION
Operating revenue	915	1,040	1,273
Adjusted EBITDA	426	547	684
Capital expenditures	129	201	189
Algeria | Reportable segments
SEGMENT INFORMATION
Operating revenue	914	1,040	1,273
Algeria | Inter-segment
SEGMENT INFORMATION
Operating revenue	1
Bangladesh
SEGMENT INFORMATION
Operating revenue	574	621	604
Adjusted EBITDA	233	267	242
Capital expenditures	101	137	134
Bangladesh | Reportable segments
SEGMENT INFORMATION
Operating revenue	574	621	604
Ukraine
SEGMENT INFORMATION
Operating revenue	622	586	622
Adjusted EBITDA	347	306	292
Capital expenditures	114	106	299
Ukraine | Reportable segments
SEGMENT INFORMATION
Operating revenue	600	566	592
Ukraine | Inter-segment
SEGMENT INFORMATION
Operating revenue	22	20	30
Uzbekistan
SEGMENT INFORMATION
Operating revenue	513	663	711
Adjusted EBITDA	261	395	437
Capital expenditures	63	174	55
Uzbekistan | Reportable segments
SEGMENT INFORMATION
Operating revenue	513	662	710
Uzbekistan | Inter-segment
SEGMENT INFORMATION
Operating revenue		1	1
HQ
SEGMENT INFORMATION
Operating revenue		10
Adjusted EBITDA	(325)	(421)	(1,291)
Capital expenditures	28	27	16
HQ | Reportable segments
SEGMENT INFORMATION
Operating revenue		10
Other
SEGMENT INFORMATION
Operating revenue	596	573	799
Adjusted EBITDA	154	57	277
Capital expenditures	135	218	193
Other | Reportable segments
SEGMENT INFORMATION
Operating revenue	650	634	885
Other | Inter-segment
SEGMENT INFORMATION
Operating revenue	$ (54)	$ (61)	$ (86)